CornerCap Group of Funds
 The Peachtree, Suite 1700
 1355 Peachtree Suite NE
 Atlanta, Georgia 30309

August 1, 2018

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	CornerCap Group of Funds (the "Registrant")
File No.: 033-03149/811-04581
Filing pursuant to Rule 497(j)

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the form of Prospectus for the CornerCap Balanced Fund, the CornerCap Small-Cap Value Fund – Investor Shares and the CornerCap Large/Mid-Cap Value Fund, the form of Prospectus for the CornerCap Small-Cap Value Fund - Institutional Shares, and the form of combined Statement of Additional Information for the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund and the CornerCap Large/Mid-Cap Value Fund, each dated August 1, 2018, that would have been filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in the amended Registration Statement of the Registrant which was filed electronically via EDGAR on July 24, 2018 (Accession No. 0001398344-18-010440).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2075 or gino.malaspina@atlanticfundservices.com.

Sincerely,

/s/ Gino Malaspina
Gino Malaspina, Esq.
Senior Counsel, Atlantic Fund Services
Administrator to CornerCap Group of Funds